Barclays Bank PLC parent condensed balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 163,804	£ 155,902
Cash collateral and settlement balances	108,536	97,616
Loans and advances at amortised cost	133,815	134,267
Reverse repurchase agreements and other similar secured lending	3,048	8,981
Trading portfolio assets	147,144	127,664
Financial assets at fair value through the income statement	191,128	171,761
Derivative financial instruments	256,129	302,693
Financial assets at fair value through other comprehensive income	50,184	51,902
Investments in associates and joint ventures	22	24
Goodwill and intangible assets	1,453	1,154
Property, plant and equipment	1,193	1,537
Current tax assets	500	424
Deferred tax assets	2,362	2,552
Retirement benefit assets	2,701	1,814
Other assets	2,318	1,440
Total assets	1,064,337	1,059,731
Liabilities
Deposits at amortised cost	249,732	244,696
Cash collateral and settlement balances	100,957	85,549
Repurchase agreements and other similar secured borrowing	11,067	10,443
Debt securities in issue	42,931	29,423
Subordinated liabilities	29,045	32,005		£ 33,425
Trading portfolio liabilities	56,137	46,139
Financial liabilities designated at fair value	263,920	249,626
Derivative financial instruments	246,983	300,580
Current tax liabilities	586	644
Deferred tax liabilities	29	225
Retirement benefit liabilities	275	232
Other liabilities	8,028	5,251
Provisions	951	1,208
Total liabilities	1,010,641	1,006,021
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,621	8,621
Other reserves	1,449	3,183
Retained earnings	41,278	39,558
Total equity	53,696	53,710	£ 56,694	£ 50,615
Total liabilities and equity	1,064,337	1,059,731
Barclays Bank PLC
Assets
Cash and balances at central banks	139,089	133,386
Cash collateral and settlement balances	85,357	87,723
Loans and advances at amortised cost	191,048	191,538
Reverse repurchase agreements and other similar secured lending	5,745	11,535
Trading portfolio assets	95,985	84,089
Financial assets at fair value through the income statement	241,198	203,073
Derivative financial instruments	247,767	297,129
Financial assets at fair value through other comprehensive income	48,618	50,308
Investments in associates and joint ventures	12	13
Investment in subsidiaries	19,168	17,780
Goodwill and intangible assets	109	112
Property, plant and equipment	149	425
Current tax assets	566	545
Deferred tax assets	1,122	1,171
Retirement benefit assets	2,652	1,812
Other assets	1,652	913
Total assets	1,080,237	1,081,552
Liabilities
Deposits at amortised cost	271,293	272,190
Cash collateral and settlement balances	69,758	68,862
Repurchase agreements and other similar secured borrowing	18,849	27,722
Debt securities in issue	30,404	17,221
Subordinated liabilities	28,813	31,852
Trading portfolio liabilities	54,033	48,093
Financial liabilities designated at fair value	310,115	267,137
Derivative financial instruments	238,875	292,538
Current tax liabilities	390	336
Deferred tax liabilities	29	225
Retirement benefit liabilities	113	104
Other liabilities	5,701	3,145
Provisions	776	984
Total liabilities	1,029,149	1,030,409
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	13,328	13,328
Other reserves	(541)	776
Retained earnings	35,953	34,691
Total equity	51,088	51,143
Total liabilities and equity	£ 1,080,237	£ 1,081,552